Cover	12 Months Ended
Dec. 31, 2022 shares
Entity Addresses [Line Items]
Document Type	20-F/A
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2022
Current Fiscal Year End Date	--12-31
Entity File Number	001-39088
Entity Registrant Name	Aesthetic Medical International Holdings Group Ltd
Entity Central Index Key	0001757143
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	1122 Nanshan Boulevard
Entity Address, Address Line Two	Nanshan District
Entity Address, Address Line Three	Guangdong Province
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	94,044,740
ICFR Auditor Attestation Flag	false
Auditor Name	Union Power HK CPA Limited
Auditor Location	Hong Kong, China
Auditor Firm ID	3004
American depositary shares
Entity Addresses [Line Items]
Title of 12(b) Security	American depositary shares, each
Trading Symbol	AIH
Security Exchange Name	NASDAQ
Ordinary shares [member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary shares, par value US$0.001 per share*
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1122 Nanshan Boulevard
Entity Address, Address Line Two	Nanshan District
Entity Address, Address Line Three	Guangdong Province
Entity Address, City or Town	Shenzhen
Entity Address, Country	CN
Entity Address, Postal Zip Code	518052
Country Region	86
City Area Code	755
Local Phone Number	2665 0533
Contact Personnel Name	Wu Guanhua
Contact Personnel Email Address	toby@pengai.com.cn